October 1, 2010

Keith O`Connell
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Corporate Income Fund, Inc.
File Nos.: 033-62275/811-07353
T. Rowe Price GNMA Fund
File Nos.: 033-01041/811-4441
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price High Yield Fund—Advisor Class
File Nos.: 002-93707/811-4119
T. Rowe Price Inflation Focused Bond Fund, Inc.
File Nos.: 333-136805/811-21919
T. Rowe Price Inflation Protected Bond Fund, Inc.
File Nos.: 333-99241/811-21185
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional Core Plus Fund
T. Rowe Price Institutional Floating Rate Fund
T. Rowe Price Institutional High Yield Fund
File Nos.: 333-84634/811-21055
T. Rowe Price New Income Fund, Inc.
T. Rowe Price New Income Fund—Advisor Class
T. Rowe Price New Income Fund—R Class
File Nos.: 002-48848/811-2396
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Personal Strategy Balanced Fund
T. Rowe Price Personal Strategy Growth Fund
T. Rowe Price Personal Strategy Income Fund
File Nos.: 033-53675/811-07173
T. Rowe Price Prime Reserve Fund, Inc.
File Nos.: 002-54926/811-2603

T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Retirement 2005 Fund
T. Rowe Price Retirement 2005 Fund—Advisor Class
T. Rowe Price Retirement 2005 Fund—R Class
T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund—Advisor Class
T. Rowe Price Retirement 2010 Fund—R Class
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2015 Fund—Advisor Class
T. Rowe Price Retirement 2015 Fund—R Class
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund—Advisor Class
T. Rowe Price Retirement 2020 Fund—R Class
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2025 Fund—Advisor Class
T. Rowe Price Retirement 2025 Fund—R Class
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund—Advisor Class
T. Rowe Price Retirement 2030 Fund—R Class
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2035 Fund—Advisor Class
T. Rowe Price Retirement 2035 Fund—R Class
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund—Advisor Class
T. Rowe Price Retirement 2040 Fund—R Class
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2045 Fund—Advisor Class
T. Rowe Price Retirement 2045 Fund—R Class
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2050 Fund—Advisor Class
T. Rowe Price Retirement 2050 Fund—R Class
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2055 Fund—Advisor Class
T. Rowe Price Retirement 2055 Fund—R Class
T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund—Advisor Class
T. Rowe Price Retirement Income Fund—R Class
File Nos.: 333-92380/811-21149

October 1, 2010

T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Bond Fund—Advisor Class
File Nos.: 002-87568/811-3894
T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Strategic Income Fund—Advisor Class
File Nos.: 333-154155/811-22243
T. Rowe Price U.S. Treasury Funds, Inc.
U.S. Treasury Intermediate Fund
U.S. Treasury Long-Term Fund
U.S. Treasury Money Fund
File Nos.: 033-30531/811-5860

Dear Mr. O`Connell:

This letter serves as our filing under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds` Statement of Additional Information or prospectuses that were filed under Rule 485(b) on September 29, 2010.

The Prospectuses and Statement of Additional Information went effective automatically on  October 1, 2010.

If you have any questions, please contact me at 410-345-4981.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman

October 1, 2010